ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Shares		Value
	BUSINESS DEVELOPMENT COMPANIES — 0.1%
	ASSET MANAGEMENT - 0.1%
1,182	MidCap Financial Investment Corporation (Cost $14,504)	$ 16,252

	COMMON STOCKS — 99.0%
	ADVERTISING & MARKETING - 0.0%(c)
268	Fluent, Inc.(a)	119

	AEROSPACE & DEFENSE - 0.9%
495	AAR Corporation(a)	29,467
613	Barnes Group, Inc.	20,824
162	Ducommun, Inc.(a)	7,049
800	Kaman Corporation	15,720
1,386	Kratos Defense & Security Solutions, Inc.(a)	20,818
648	Mercury Systems, Inc.(a)	24,034
514	Moog, Inc., Class A	58,061
71	National Presto Industries, Inc.	5,145
2	SIFCO Industries, Inc.(a)	7
		181,125
	APPAREL & TEXTILE PRODUCTS - 0.7%
443	Culp, Inc.(a)	2,472
313	Jerash Holdings US, Inc.	942
264	Lakeland Industries, Inc.	3,979
432	Movado Group, Inc.	11,815
1,243	PVH Corporation	95,102
317	Rocky Brands, Inc.	4,660
314	Superior Group of Companies, Inc.	2,443
149	Tandy Leather Factory, Inc.(a)	627
3,604	Under Armour, Inc., Class A(a)	24,687
387	Unifi, Inc.(a)	2,748
22	Weyco Group, Inc.	558
		150,033

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.0% (Continued)
	ASSET MANAGEMENT - 0.3%
15	Associated Capital Group, Inc., Class A	$ 547
14	First Western Financial, Inc.(a)	254
39	Hennessy Advisors, Inc.	265
625	ODP Corporation (The)(a),(b)	28,844
767	Oppenheimer Holdings, Inc., Class A	29,384
		59,294
	AUTOMOTIVE - 1.6%
1,387	American Axle & Manufacturing Holdings, Inc.(a)	10,070
1,444	China Automotive Systems, Inc.(a)	5,617
3,578	Dana, Inc.	52,489
6,209	Goodyear Tire & Rubber Company (The)(a)	77,178
2,330	Harley-Davidson, Inc.	77,030
2,932	Kandi Technologies Group, Inc.(a)	10,145
452	Methode Electronics, Inc.	10,328
181	Miller Industries, Inc.	7,097
1,311	Modine Manufacturing Company(a)	59,978
401	Motorcar Parts of America, Inc.(a)	3,244
559	Standard Motor Products, Inc.	18,794
		331,970
	BANKING - 11.8%
40	ACNB Corporation	1,264
1,001	Amalgamated Financial Corporation	17,237
234	American National Bankshares, Inc.	8,878
1,419	Ameris Bancorp	54,475
48	Ames National Corporation	796
1,373	Associated Banc-Corporation	23,492
716	Atlantic Union Bankshares Corporation	20,607
1,179	Banc of California, Inc.	14,596
479	Bank of Marin Bancorp	8,756
2,073	Bank OZK	76,846
845	BankFinancial Corporation	7,284
377	BankUnited, Inc.	8,558
141	Bankwell Financial Group, Inc.	3,422
550	Banner Corporation	23,309

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.0% (Continued)
	BANKING - 11.8% (Continued)
398	Bar Harbor Bankshares	$ 9,405
512	BayCom Corporation	9,836
546	BCB Bancorp, Inc.	6,082
189	Berkshire Hills Bancorp, Inc.	3,789
294	Brookline Bancorp, Inc.	2,678
605	Business First Bancshares, Inc.	11,350
1,557	Byline Bancorp, Inc.	30,689
2,169	Cadence Bank	46,026
38	Camden National Corporation	1,072
337	Capital City Bank Group, Inc.	10,053
528	Capstar Financial Holdings, Inc.	7,492
1,014	Carter Bankshares, Inc.(a)	12,705
1,162	Cathay General Bancorp	40,391
49	CB Financial Services, Inc.	1,062
1,019	Central Pacific Financial Corporation	16,997
474	Central Valley Community Bancorp	6,688
228	ChoiceOne Financial Services, Inc.	4,478
81	Citizens & Northern Corporation	1,422
514	Citizens Community Bancorp, Inc.	4,934
656	Civista Bancshares, Inc.	10,168
649	CNB Financial Corporation	11,753
21	Codorus Valley Bancorp, Inc.	391
378	Colony Bankcorp, Inc.	3,778
82	Columbia Banking System, Inc.	1,665
213	Community Trust Bancorp, Inc.	7,297
490	CrossFirst Bankshares, Inc.(a)	4,944
756	Customers Bancorp, Inc.(a)	26,044
2,214	CVB Financial Corporation	36,686
567	Dime Community Bancshares, Inc.	11,317
166	Eagle Bancorp Montana, Inc.	1,962
524	Enterprise Financial Services Corporation	19,650
460	Equity Bancshares, Inc., Class A	11,072
85	ESSA Bancorp, Inc.	1,276
5	Farmers & Merchants Bancorp, Inc.	88

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.0% (Continued)
	BANKING - 11.8% (Continued)
276	Farmers National Banc Corporation	$ 3,191
409	First Bancorp	11,509
491	First Bancshares, Inc. (The)	13,242
644	First Bank	6,942
1,069	First Busey Corporation	20,546
45	First Business Financial Services, Inc.	1,350
1	First Commonwealth Financial Corporation	12
400	First Community Bankshares, Inc.	11,780
2,084	First Financial Bancorp	40,846
563	First Financial Corporation	19,035
301	First Financial Northwest, Inc.	3,829
8,897	First Horizon Corporation	98,045
235	First Internet Bancorp	3,809
1,757	First Interstate BancSystem, Inc., Class A	43,820
1,019	First Merchants Corporation	28,349
325	First Mid Bancshares, Inc.	8,632
371	First Northwest Bancorp	4,552
632	First of Long Island Corporation (The)	7,274
103	Flushing Financial Corporation	1,352
4,974	FNB Corporation	53,669
196	FS Bancorp, Inc.	5,782
2,106	Fulton Financial Corporation	25,504
223	Great Southern Bancorp, Inc.	10,686
1,089	Hancock Whitney Corporation(b)	40,282
802	Hanmi Financial Corporation	13,016
1,017	HarborOne Bancorp, Inc.	9,682
985	Heartland Financial USA, Inc.	28,989
1,876	Heritage Commerce Corporation	15,890
1,153	Heritage Financial Corporation	18,805
1,068	Hilltop Holdings, Inc.	30,289
185	Home Bancorp, Inc.	5,896
739	HomeTrust Bancshares, Inc.	16,014
2,375	Hope Bancorp, Inc.	21,019
1,208	Horizon Bancorp, Inc.	12,901

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.0% (Continued)
	BANKING - 11.8% (Continued)
739	Independent Bank Corporation	$ 13,553
617	Independent Bank Corporation	30,289
591	Investar Holding Corporation	6,259
1,056	Lakeland Bancorp, Inc.	13,327
381	LCNB Corporation	5,437
672	Macatawa Bank Corporation	6,021
56	MainStreet Bancshares, Inc.	1,150
570	Mercantile Bank Corporation	17,619
1,573	Merchants Bancorp	43,604
183	Metropolitan Bank Holding Corporation(a)	6,639
218	Middlefield Banc Corporation	5,539
375	Midland States Bancorp, Inc.	7,703
904	MidWestOne Financial Group, Inc.	18,378
1,129	Northfield Bancorp, Inc.	10,669
224	Northrim BanCorp, Inc.	8,875
2,837	Northwest Bancshares, Inc.	29,023
45	Ohio Valley Banc Corporation	1,100
5,026	Old National Bancorp	73,078
6	Old Point Financial Corporation	110
4	Old Second Bancorp, Inc.	54
700	OP Bancorp	6,405
470	Orrstown Financial Services, Inc.	9,875
1,206	Pacific Premier Bancorp, Inc.	26,243
388	Parke Bancorp, Inc.	6,321
12	Pathfinder Bancorp, Inc.	169
506	Peapack-Gladstone Financial Corporation	12,979
64	Penns Woods Bancorp, Inc.	1,349
1,155	Peoples Bancorp, Inc.	29,314
800	Premier Financial Corporation	13,648
537	Primis Financial Corporation	4,377
281	Princeton Bancorp, Inc.	8,146
1,564	Prosperity Bancshares, Inc.	85,363
212	Provident Financial Holdings, Inc.	2,775
562	Provident Financial Services, Inc.	8,593

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.0% (Continued)
	BANKING - 11.8% (Continued)
32	QCR Holdings, Inc.	$ 1,553
705	RBB Bancorp	9,010
821	Renasant Corporation	21,502
583	Republic Bancorp, Inc., Class A	25,681
3,100	Republic First Bancorp, Inc.(a)	589
782	Riverview Bancorp, Inc.	4,348
845	S&T Bancorp, Inc.	22,883
254	SB Financial Group, Inc.	3,485
995	Seacoast Banking Corp of Florida	21,850
435	Shore Bancshares, Inc.	4,576
590	Sierra Bancorp	11,186
2,121	Simmons First National Corporation, Class A	35,972
303	SmartFinancial, Inc.	6,475
85	South Plains Financial, Inc.	2,247
149	SouthState Corporation	10,037
139	Stellar Bancorp, Inc.	2,964
1,375	Sterling Bancorp, Inc.(a)	8,030
411	Summit Financial Group, Inc.	9,264
1	Synovus Financial Corporation	28
266	Territorial Bancorp, Inc.	2,418
679	Texas Capital Bancshares, Inc.(a)	39,993
1,282	Towne Bank	29,396
625	TrustCompany Bank Corporation	17,056
1,119	Trustmark Corporation	24,316
172	United Bancshares, Inc.	3,048
1,962	United Bankshares, Inc.	54,132
420	United Security Bancshares	3,125
5,465	Valley National Bancorp	46,780
602	Waterstone Financial, Inc.	6,592
1,144	WesBanco, Inc.	27,937
924	Western New England Bancorp, Inc.	5,997
523	Wintrust Financial Corporation	39,487
1,361	WSFS Financial Corporation	49,677

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.0% (Continued)
	BANKING - 11.8% (Continued)
2,462	Zions Bancorp NA	$ 85,899
		2,432,816
	BEVERAGES - 0.0%
51	Coffee Holding Company, Inc.(a)	44

	BIOTECH & PHARMA - 1.3%
5,304	Amneal Pharmaceuticals, Inc.(a)	22,383
56	ANI Pharmaceuticals, Inc.(a)	3,251
574	Assembly Biosciences, Inc.(a)	508
47	Cumberland Pharmaceuticals, Inc.(a)	89
7,498	Elanco Animal Health, Inc.(a)	84,278
1,512	Emergent BioSolutions, Inc.(a)	5,141
2,069	Innoviva, Inc.(a)	26,876
346	Ligand Pharmaceuticals, Inc.(a)	20,732
750	Pacira BioSciences, Inc.(a)	23,010
847	Prestige Consumer Healthcare, Inc.(a)	48,440
1,800	Sangamo Therapeutics, Inc.(a)	1,080
897	Supernus Pharmaceuticals, Inc.(a)	24,730
1	United Therapeutics Corporation(a)	226
		260,744
	CABLE & SATELLITE - 0.3%
7,517	DISH Network Corporation, Class A(a)	44,049
1,421	WideOpenWest, Inc.(a)	10,871
		54,920
	CHEMICALS - 1.8%
613	AdvanSix, Inc.	19,052
734	American Vanguard Corporation(b)	8,023
821	Ashland, Inc. (b)	67,059
2,396	Ecovyst, Inc.(a)	23,577
2,216	Element Solutions, Inc.	43,456
210	Haynes International, Inc.	9,769
427	HB Fuller Company	29,296
2,032	Huntsman Corporation	49,581
590	Koppers Holdings, Inc.	23,334

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.0% (Continued)
	CHEMICALS - 1.8% (Continued)
1,105	LSB Industries, Inc.(a)	$ 11,304
42	Materion Corporation	4,280
3	Mativ, Inc.	43
645	Minerals Technologies, Inc.	35,320
28	Oil-Dri Corp of America	1,729
87	Quaker Houghton	13,920
375	Stepan Company	28,114
760	Valhi, Inc.	10,078
		377,935
	COMMERCIAL SUPPORT SERVICES - 3.2%
1,470	ABM Industries, Inc.	58,815
13,124	ADT, Inc. (b)	78,744
25	AMN Healthcare Services, Inc.(a)	2,129
1,386	ARC Document Solutions, Inc.	4,407
698	ASGN, Inc.(a)	57,013
252	BGSF, Inc.	2,422
3,820	BrightView Holdings, Inc.(a)	29,605
2,242	CoreCivic, Inc.(a)	25,222
875	Cross Country Healthcare, Inc.(a)	21,691
1,303	Deluxe Corporation	24,614
643	Ennis, Inc.	13,644
5,721	GEO Group, Inc. (The)(a)	46,798
1,097	Healthcare Services Group, Inc.	11,442
568	Heidrick & Struggles International, Inc.	14,211
106	Huron Consulting Group, Inc.(a)	11,041
1,030	Information Services Group, Inc.	4,511
968	Kelly Services, Inc., Class A	17,608
860	Korn Ferry	40,798
684	ManpowerGroup, Inc.	50,151
1,061	Resources Connection, Inc.	15,820
668	Schnitzer Steel Industries, Inc., Class A	18,604
837	Stericycle, Inc.(a)	37,422
983	TrueBlue, Inc.(a)	14,421
259	UniFirst Corporation	42,220

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.0% (Continued)
	COMMERCIAL SUPPORT SERVICES - 3.2% (Continued)
409	V2X, Inc.(a)	$ 21,129
		664,482
	CONSTRUCTION MATERIALS - 0.6%
505	Knife River Corporation(a)	24,659
3,524	MDU Resources Group, Inc.	69,000
1,076	Summit Materials, Inc., Class A(a)	33,507
		127,166
	CONSUMER SERVICES - 1.3%
753	Adtalem Global Education, Inc.(a)	32,266
783	American Public Education, Inc.(a)	3,900
2,189	Chegg, Inc.(a)	19,526
72	Graham Holdings Company, Class B	41,976
199	Grand Canyon Education, Inc.(a)	23,259
1,017	Lincoln Educational Services Corporation(a)	8,594
363	Matthews International Corporation, Class A	14,124
2,263	Perdoceo Education Corporation	38,697
297	Strategic Education, Inc.	22,349
1,299	Stride, Inc.(a),(b)	58,494
		263,185
	CONTAINERS & PACKAGING - 0.5%
372	Greif, Inc., Class A	24,854
4,240	O-I Glass, Inc.(a)	70,935
528	TriMas Corporation	13,073
		108,862
	E-COMMERCE DISCRETIONARY - 0.1%
1,593	Lands' End, Inc.(a)	11,900

	ELECTRICAL EQUIPMENT - 1.9%
277	Advanced Energy Industries, Inc. (b)	28,564
21	API Group Corporation(a)	545
247	Argan, Inc.	11,243
376	Bel Fuse, Inc., Class B	17,943
797	Belden, Inc.	76,950
506	Itron, Inc.(a)	30,654

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.0% (Continued)
	ELECTRICAL EQUIPMENT - 1.9% (Continued)
747	Kimball Electronics, Inc.(a)	$ 20,453
295	Littelfuse, Inc.	72,959
733	LSI Industries, Inc.	11,640
169	National Instruments Corporation	10,076
415	OSI Systems, Inc.(a)	48,987
208	Powell Industries, Inc.	17,243
111	Preformed Line Products Company	18,046
16	RF Industries Ltd.(a)	48
353	SPX Technologies, Inc.(a)	28,734
129	WidePoint Corporation(a)	222
		394,307
	ENGINEERING & CONSTRUCTION - 1.0%
711	Arcosa, Inc.	51,121
1	Dycom Industries, Inc.(a)	89
1	EMCOR Group, Inc.	210
18	Fluor Corporation(a),(b)	661
615	Granite Construction, Inc.	23,382
9	KBR, Inc.	530
346	Limbach Holdings, Inc.(a)	10,979
1,648	Mistras Group, Inc.(a)	8,982
2	MYR Group, Inc.(a)	269
21	Orion Group Holdings, Inc.(a)	113
1,208	Primoris Services Corporation	39,538
653	Sterling Infrastructure, Inc.(a)	47,982
342	Tutor Perini Corporation(a)	2,678
278	VSE Corporation	14,022
		200,556
	ENTERTAINMENT CONTENT - 0.1%
2,145	AMC Networks, Inc., Class A(a)	25,268

	FOOD - 1.6%
68	Alico, Inc.	1,697
1,560	B&G Foods, Inc.	15,428
1,402	Cal-Maine Foods, Inc. (b)	67,885

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.0% (Continued)
	FOOD - 1.6% (Continued)
1,242	Hain Celestial Group, Inc. (The)(a)	$ 12,880
1,872	Hostess Brands, Inc.(a)	62,356
607	Ingredion, Inc.	59,729
37	Natural Health Trends Corporation	198
322	Nature's Sunshine Products, Inc.(a)	5,336
685	Post Holdings, Inc.(a)	58,732
18	S&W Seed Company(a)	20
3	Seaboard Corporation	11,259
191	Seneca Foods Corporation, Class A(a)	10,281
1	Tootsie Roll Industries, Inc.	30
566	TreeHouse Foods, Inc.(a)	24,666
		330,497
	FORESTRY, PAPER & WOOD PRODUCTS - 1.0%
887	Boise Cascade Company	91,397
2,662	Mercer International, Inc.	22,840
856	UFP Industries, Inc.	87,654
		201,891
	HEALTH CARE FACILITIES & SERVICES - 2.5%
988	Acadia Healthcare Company, Inc.(a)	69,466
244	Addus HomeCare Corporation(a)	20,786
398	Amedisys, Inc.(a)	37,173
6,692	Brookdale Senior Living, Inc.(a)	27,705
1,124	Encompass Health Corporation	75,488
664	National HealthCare Corporation	42,483
6,295	OPKO Health, Inc.(a)	10,072
1,536	Owens & Minor, Inc.(a)	24,822
2,301	Patterson Companies, Inc.	68,202
1,998	Pediatrix Medical Group, Inc.(a)	25,394
1,408	Premier, Inc., Class A	30,272
4	Psychemedics Corporation	16
2,065	Select Medical Holdings Corporation	52,182
2,203	Teladoc Health, Inc.(a),(b)	40,954
		525,015

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.0% (Continued)
	HOME & OFFICE PRODUCTS - 0.6%
6,166	ACCO Brands Corporation	$ 35,393
434	HNI Corporation	15,029
321	Hooker Furnishings Corporation	6,243
4	Kewaunee Scientific Corporation(a)	71
488	Lifetime Brands, Inc.	2,747
4,940	Steelcase, Inc., Class A	55,180
789	Virco Manufacturing Corporation(a)	6,265
		120,928
	HOME CONSTRUCTION - 5.4%
542	American Woodmark Corporation(a)	40,981
1,853	Beazer Homes USA, Inc.(a),(b)	46,158
694	Century Communities, Inc.	46,345
5	Dixie Group, Inc. (The)(a)	4
1,471	Forestar Group, Inc.(a)	39,629
1,493	Green Brick Partners, Inc.(a)	61,975
1,327	Griffon Corporation	52,642
852	Interface, Inc.	8,358
1,901	JELD-WEN Holding, Inc.(a)	25,397
2,230	KB Home	103,205
500	LGI Homes, Inc.(a)	49,745
1,034	M/I Homes, Inc.(a)	86,897
1,445	MDC Holdings, Inc.	59,577
962	Meritage Homes Corporation	117,739
623	Patrick Industries, Inc. (b)	46,762
2,818	Taylor Morrison Home Corporation(a)	120,075
2,137	Toll Brothers, Inc.	158,053
2,132	Tri Pointe Homes, Inc.(a)	58,310
		1,121,852
	HOUSEHOLD PRODUCTS - 0.9%
1,584	Central Garden & Pet Company, Class A(a)	63,503
601	Clearwater Paper Corporation(a)	21,786
313	Crown Crafts, Inc. ARS	1,474
1,293	Edgewell Personal Care Company	47,790
872	Nu Skin Enterprises, Inc., Class A	18,495

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.0% (Continued)
	HOUSEHOLD PRODUCTS - 0.9% (Continued)
1,124	Quanex Building Products Corporation	$ 31,663
		184,711
	INDUSTRIAL INTERMEDIATE PRODUCTS - 1.2%
1,488	Ampco-Pittsburgh Corporation(a)	3,913
676	AZZ, Inc.	30,812
347	Core Molding Technologies, Inc.(a)	9,886
121	Eastern Company (The)	2,196
250	EnPro Industries, Inc.	30,298
564	Gibraltar Industries, Inc.(a)	38,076
311	Insteel Industries, Inc.	10,095
345	L B Foster Company, Class A(a)	6,524
788	Park-Ohio Holdings Corporation	15,689
121	Strattec Security Corporation(a)	2,795
1,342	Timken Company (The)	98,624
603	Tredegar Corporation	3,262
		252,170
	INDUSTRIAL SUPPORT SERVICES - 0.6%
489	DXP Enterprises, Inc.(a)	17,086
5,118	Resideo Technologies, Inc.(a)	80,864
770	Titan Machinery, Inc.(a)	20,466
1	WESCO International, Inc.	144
		118,560
	INSTITUTIONAL FINANCIAL SERVICES - 0.0%
1	Jefferies Financial Group, Inc.	37

	INSURANCE - 6.0%
1,497	Ambac Financial Group, Inc.(a)	18,054
338	American Coastal Insurance Corporation(a)	2,488
2,406	American Equity Investment Life Holding Company (b)	129,058
2,526	Brighthouse Financial, Inc.(a)	123,622
3,105	Citizens, Inc.(a)	8,849
5,595	CNO Financial Group, Inc.	132,769
1,996	Donegal Group, Inc., Class A	28,453
2,193	eHealth, Inc.(a)	16,228

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.0% (Continued)
	INSURANCE - 6.0% (Continued)
1,030	Employers Holdings, Inc.	$ 41,149
21,839	Genworth Financial, Inc., Class A(a)	127,977
1,026	Global Indemnity Group, LLC	35,243
1,331	Kemper Corporation	55,942
551	Kingstone Companies, Inc.(a)	970
4,833	Lincoln National Corporation	119,327
134	National Western Life Group, Inc., Class A	58,624
2,654	NMI Holdings, Inc., Class A(a)	71,897
2,306	ProAssurance Corporation	43,560
6,267	Radian Group, Inc.	157,364
1,166	Security National Financial Corporation, Class A(a)	9,141
337	Tiptree, Inc.	5,648
246	Unico American Corporation(a)	0
1,489	United Fire Group, Inc.	29,408
1,690	Universal Insurance Holdings, Inc.	23,694
107	Unum Group	5,263
		1,244,728
	INTERNET MEDIA & SERVICES - 0.1%
448	Cars.com, Inc.(a)	7,553
246	DHI Group, Inc.(a)	753
555	HealthStream, Inc.	11,977
1,449	TrueCar, Inc.(a)	2,999
		23,282
	LEISURE FACILITIES & SERVICES - 1.1%
10	Ark Restaurants Corporation	154
1,724	Bally's Corporation(a)	22,602
17	Biglari Holdings, Inc.(a)	2,822
1,529	Cannae Holdings, Inc.(a)	28,501
3,422	Carrols Restaurant Group, Inc.(a)	22,551
775	Century Casinos, Inc.(a)	3,976
353	Chuy's Holdings, Inc.(a),(b)	12,560
1,290	El Pollo Loco Holdings, Inc.	11,545
555	Fiesta Restaurant Group, Inc.(a)	4,695
834	Good Times Restaurants, Inc.(a)	2,535

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.0% (Continued)
	LEISURE FACILITIES & SERVICES - 1.1% (Continued)
1,402	Marcus Corporation (The)	$ 21,731
4,073	Penn Entertainment, Inc.(a)	93,475
		227,147
	LEISURE PRODUCTS - 1.2%
481	Escalade, Inc.	7,364
283	LCI Industries	33,230
693	Smith & Wesson Brands, Inc.	8,947
1,213	Thor Industries, Inc. (b)	115,393
286	Topgolf Callaway Brands Corporation(a)	3,958
1,294	Vista Outdoor, Inc.(a)	42,857
731	Winnebago Industries, Inc.	43,458
		255,207
	MACHINERY - 2.0%
126	Alamo Group, Inc.	21,780
354	Astec Industries, Inc.	16,677
579	CECO Environmental Corporation(a)	9,247
850	Columbus McKinnon Corporation	29,673
1,116	Enovis Corporation(a)	58,847
175	ESCO Technologies, Inc.	18,277
29	Flowserve Corporation	1,153
676	Gencor Industries, Inc.(a)	9,552
1,732	Hillenbrand, Inc.	73,281
225	Hurco Companies, Inc.	5,047
4	Hyster-Yale Materials Handling, Inc., Class A	178
118	Intevac, Inc.(a)	367
2,480	Kennametal, Inc.	61,702
495	LS Starrett Company (The), Class A(a)	5,321
1,475	Manitowoc Company, Inc. (The)(a)	22,199
396	NN, Inc.(a)	737
867	Oshkosh Corporation	82,738
1,435	Ranpak Holdings Corporation(a)	7,806
		424,582
	MEDICAL EQUIPMENT & DEVICES - 1.1%
344	AngioDynamics, Inc.(a)	2,515

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.0% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 1.1% (Continued)
432	Artivion, Inc.(a)	$ 6,549
324	Avanos Medical, Inc.(a)	6,551
1,768	Envista Holdings Corporation(a)	49,292
207	FONAR Corporation(a)	3,188
483	Globus Medical, Inc., Class A(a)	23,981
1,650	Harvard Bioscience, Inc.(a)	7,095
256	ICU Medical, Inc.(a)	30,467
178	Inogen, Inc.(a)	929
575	Integer Holdings Corporation(a),(b)	45,097
725	Integra LifeSciences Holdings Corporation(a)	27,688
18	Merit Medical Systems, Inc.(a)	1,242
8	Myriad Genetics, Inc.(a)	128
8	Utah Medical Products, Inc.	688
737	Varex Imaging Corporation(a)	13,848
		219,258
	METALS & MINING - 2.5%
1,978	Alcoa Corporation	57,481
420	Alpha Metallurgical Resources, Inc.(b)	109,087
6,371	Coeur Mining, Inc.(a)	14,144
19	CONSOL Energy, Inc.	1,993
423	Encore Wire Corporation	77,181
9,015	Hecla Mining Company	35,249
3,284	Peabody Energy Corporation(b)	85,351
2,172	Ramaco Resources, Inc.	23,870
3,483	SunCoke Energy, Inc.	35,352
1,729	Warrior Met Coal, Inc.	88,317
		528,025
	OIL & GAS PRODUCERS - 7.2%
1,484	Amplify Energy Corporation(a)	10,907
116	Antero Resources Corporation(a)	2,944
3,659	Berry Corporation	30,004
1,845	Callon Petroleum Company(a)	72,176
201	Chord Energy Corporation(b)	32,576
2,214	Civitas Resources, Inc. (b)	179,046

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.0% (Continued)
	OIL & GAS PRODUCERS - 7.2% (Continued)
5,182	CNX Resources Corporation(a)	$ 117,010
550	Comstock Resources, Inc.	6,067
840	Delek US Holdings, Inc.	23,864
3,489	Earthstone Energy, Inc., Class A(a)	70,617
1	EQT Corporation	41
23	Equitrans Midstream Corporation	216
782	HF Sinclair Corporation	44,519
2,659	Murphy Oil Corporation	120,586
4,661	PBF Energy, Inc., Class A	249,503
9,479	Permian Resources Corporation (b)	132,327
3,276	Plains GP Holdings, L.P., Class A	52,809
5,604	Ring Energy, Inc.(a)	10,928
620	SilverBow Resources, Inc.(a)	22,177
2,734	SM Energy Company	108,403
15,101	Southwestern Energy Company(a)	97,401
1,097	Talos Energy, Inc.(a)	18,035
1,018	Vital Energy, Inc.(a)	56,418
1,393	World Kinect Corporation	31,245
		1,489,819
	OIL & GAS SERVICES & EQUIPMENT – 1.9%
1,930	Archrock, Inc.	24,318
8	Dawson Geophysical Company(a)	19
616	Dril-Quip, Inc.(a)	17,353
805	Geospace Technologies Corporation(a)	10,425
3,992	Helix Energy Solutions Group, Inc.(a),(b)	44,591
1,586	Helmerich & Payne, Inc.	66,866
2,280	MRC Global, Inc.(a)	23,370
126	Natural Gas Services Group, Inc.(a)	1,834
3,091	Newpark Resources, Inc.(a)	21,359
824	NOV, Inc.	17,222
2,237	NOW, Inc.(a)	26,553
645	Oceaneering International, Inc.(a)	16,589
3,891	ProPetro Holding Corporation(a)	41,361
604	Ranger Energy Services, Inc.	8,565

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.0% (Continued)
	OIL & GAS SERVICES & EQUIPMENT – 1.9% (Continued)
2,439	Select Water Solutions, Inc., Class A	$ 19,390
24	Smart Sand, Inc.(a)	56
878	Solaris Oilfield Infrastructure, Inc., Class A	9,359
807	Thermon Group Holdings, Inc.(a)	22,168
2,329	US Silica Holdings, Inc.(a)	32,699
		404,097
	PUBLISHING & BROADCASTING - 0.7%
1,992	Beasley Broadcast Group, Inc., Class A(a)	1,736
1,747	Cumulus Media, Inc., Class A(a)	8,892
2,017	Entravision Communications Corporation, Class A	7,362
7,805	Gannett Company, Inc.(a)	19,122
70	Saga Communications, Inc., Class A	1,502
992	Scholastic Corporation	37,835
1,972	Sinclair, Inc.	22,126
2,626	TEGNA, Inc.	38,261
127	Townsquare Media, Inc., Class A	1,107
		137,943
	REAL ESTATE OWNERS & DEVELOPERS - 0.2%
1,742	Five Point Holdings, LLC(a)	5,174
17	FRP Holdings, Inc.(a)	918
503	Howard Hughes Holdings, Inc.(a)	37,287
1	Stratus Properties, Inc.(a)	27
		43,406
	REAL ESTATE SERVICES - 0.4%
5,241	Anywhere Real Estate, Inc.(a)	33,700
3,483	Newmark Group, Inc., Class A	22,396
1,378	RE/MAX Holdings, Inc., Class A	17,831
		73,927
	REIT - 0.0%
9	Ellington Financial, Inc.	112

	RENEWABLE ENERGY - 0.3%
550	EnerSys	52,068

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.0% (Continued)
	RENEWABLE ENERGY - 0.3% (Continued)
484	Ultralife Corporation(a)	$ 4,724
		56,792
	RETAIL - CONSUMER STAPLES - 0.6%
200	Big Lots, Inc.	1,022
542	Ingles Markets, Inc., Class A	40,829
412	PriceSmart, Inc.	30,665
737	SpartanNash Company	16,214
680	Village Super Market, Inc., Class A	15,395
389	Weis Markets, Inc.	24,507
		128,632
	RETAIL - DISCRETIONARY - 6.4%
3	Aaron's Company, Inc. (The)	31
1,338	Abercrombie & Fitch Company, Class A(a), (b)	75,423
448	Advance Auto Parts, Inc.	25,057
5,044	American Eagle Outfitters, Inc.	83,781
338	America's Car-Mart, Inc.(a)	30,755
443	Asbury Automotive Group, Inc.(a)	101,921
1	AutoNation, Inc.(a)	151
346	Bassett Furniture Industries, Inc.	5,069
1,063	Beacon Roofing Supply, Inc.(a)	82,032
819	Big 5 Sporting Goods Corporation	5,741
387	BlueLinx Holdings, Inc.(a)	31,769
79	Build-A-Bear Workshop, Inc.	2,323
750	Caleres, Inc.	21,570
110	Citi Trends, Inc.(a)	2,444
1,621	Conn's, Inc.(a)	6,403
2,197	Designer Brands, Inc., Class A	27,814
1	Dick's Sporting Goods, Inc.	109
751	Ethan Allen Interiors, Inc. (b)	22,455
4,021	Foot Locker, Inc. (b)	69,764
6,057	Gap, Inc. (The)	64,386
402	Genesco, Inc.(a)	12,390
977	GMS, Inc.(a)	62,499
342	Group 1 Automotive, Inc.	91,899

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.0% (Continued)
	RETAIL - DISCRETIONARY - 6.4% (Continued)
134	Guess?, Inc. (b)	$ 2,900
508	Haverty Furniture Companies, Inc.	14,620
348	Hibbett, Inc.	16,533
829	Kirkland's, Inc.(a)	1,426
3,982	Kohl's Corporation	83,463
1,056	La-Z-Boy, Inc.	32,609
779	Lazydays Holdings, Inc.(a)	5,920
320	LL Flooring Holdings, Inc.(a)	1,014
2,259	Macy's, Inc.	26,227
1,035	MarineMax, Inc.(a)	33,969
338	Monro, Inc.	9,386
1	Penske Automotive Group, Inc.	167
766	PetIQ, Inc.(a)	15,090
2,213	Qurate Retail, Inc. - Series A(a)	1,342
2,037	Rush Enterprises, Inc., Class A	83,171
701	Shoe Carnival, Inc.	16,845
963	Sonic Automotive, Inc., Class A	45,993
814	Tile Shop Holdings, Inc.(a)	4,469
626	Tilly's, Inc., Class A(a)	5,083
2,407	Urban Outfitters, Inc.(a),(b)	78,685
2,098	Vera Bradley, Inc.(a)	13,868
382	Zumiez, Inc.(a)	6,800
		1,325,366
	SEMICONDUCTORS - 3.8%
2,338	Amkor Technology, Inc.	52,839
227	Amtech Systems, Inc.(a)	1,730
215	Axcelis Technologies, Inc.(a)	35,056
587	Azenta, Inc.(a),(b)	29,462
257	CEVA, Inc.(a)	4,983
853	Cirrus Logic, Inc.(a)	63,088
1,605	Coherent Corporation(a)	52,387
684	CTS Corporation	28,550
459	Data I/O Corporation(a)	1,749
933	Diodes, Inc.(a)	73,558

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.0% (Continued)
	SEMICONDUCTORS - 3.8% (Continued)
863	FormFactor, Inc.(a)	$ 30,153
337	GSI Technology, Inc.(a)	913
625	IPG Photonics Corporation(a)	63,462
754	Kulicke & Soffa Industries, Inc.	36,667
66	Onto Innovation, Inc.(a)	8,416
1,989	Photronics, Inc.(a)	40,198
1,695	Rambus, Inc.(a)	94,564
260	Richardson Electronics Ltd.	2,842
362	Synaptics, Inc.(a)	32,377
48	Trio-Tech International(a)	336
702	Ultra Clean Holdings, Inc.(a)	20,828
1,445	Veeco Instruments, Inc.(a)	40,619
3,180	Vishay Intertechnology, Inc.(b)	78,610
		793,387
	SOFTWARE - 1.4%
1,542	ACI Worldwide, Inc.(a)	34,788
2,268	Adeia, Inc.	24,222
287	Asure Software, Inc.(a)	2,715
862	CareCloud, Inc.(a)	991
516	Cerence, Inc.(a)	10,511
389	Computer Programs and Systems, Inc.(a)	6,201
548	Digi International, Inc.(a)	14,796
6,559	E2open Parent Holdings, Inc.(a)	29,778
1,339	Ebix, Inc.	13,229
1,210	NextGen Healthcare, Inc.(a)	28,713
322	OneSpan, Inc.(a)	3,462
23	PDF Solutions, Inc.(a)	745
3,344	SolarWinds Corporation(a)	31,567
2,344	Veradigm, Inc.(a)	30,800
908	Verint Systems, Inc.(a)	20,875
427	Ziff Davis, Inc.(a)	27,196
		280,589
	SPECIALTY FINANCE - 4.8%
1,694	Air Lease Corporation	66,761

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.0% (Continued)
	SPECIALTY FINANCE - 4.8% (Continued)
577	Consumer Portfolio Services, Inc.(a)	$ 5,233
844	Encore Capital Group, Inc.(a)	40,310
1,142	Enova International, Inc.(a)	58,094
3,736	EZCORP, Inc., Class A(a)	30,822
2,758	First American Financial Corporation	155,799
191	GATX Corporation	20,787
1	Investors Title Company	148
5,800	LendingClub Corporation(a)	35,380
10,500	MGIC Investment Corporation	175,245
2,174	Mr Cooper Group, Inc.(a)	116,440
2,029	Navient Corporation(b)	34,939
548	Nelnet, Inc., Class A	48,947
1,762	PennyMac Financial Services, Inc. (b)	117,349
1,001	PRA Group, Inc.(a)	19,229
536	Regional Management Corporation	14,837
1,305	Stewart Information Services Corporation	57,159
31	Willis Lease Finance Corporation(a)	1,311
		998,790
	STEEL - 3.0%
707	Carpenter Technology Corporation	47,517
2,836	Commercial Metals Company	140,127
76	Friedman Industries, Inc.	1,018
281	Northwest Pipe Company(a)	8,478
715	Olympic Steel, Inc.	40,190
1,277	Ryerson Holding Corporation	37,148
1,508	TimkenSteel Corporation(a)	32,754
8,423	United States Steel Corporation(b)	273,579
530	Worthington Industries, Inc.	32,765
		613,576
	TECHNOLOGY HARDWARE - 5.0%
204	AstroNova, Inc.(a)	2,550
315	Aviat Networks, Inc.(a)	9,828
2,095	Avnet, Inc.	100,958
469	Aware, Inc.(a)	647

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.0% (Continued)
	TECHNOLOGY HARDWARE - 5.0% (Continued)
836	Benchmark Electronics, Inc.	$ 20,281
2,498	Ciena Corporation(a)	118,056
1,172	Comtech Telecommunications Corporation	10,255
2,029	Daktronics, Inc.(a)	18,099
753	EMCORE Corporation(a)	358
3,775	GoPro, Inc., Class A(a)	11,854
839	Harmonic, Inc.(a)	8,080
2	Jabil, Inc.	254
392	Key Tronic Corporation(a)	1,752
1,393	Knowles Corporation(a)	20,630
324	Lumentum Holdings, Inc.(a)	14,638
2,696	NCR Corporation(a)	72,711
919	NETGEAR, Inc.(a)	11,570
1,192	NetScout Systems, Inc.(a)	33,400
731	PCTEL, Inc.	3,041
316	Plexus Corporation(a)	29,382
6,433	Ribbon Communications, Inc.(a)	17,241
1,105	Sanmina Corporation(a)	59,980
1,092	Super Micro Computer, Inc.(a)	299,448
2,764	TTM Technologies, Inc.(a)	35,600
227	Universal Electronics, Inc.(a)	2,054
3,595	Viavi Solutions, Inc.(a)	32,858
245	Vishay Precision Group, Inc.(a)	8,227
581	VOXX International Corporation(a)	4,636
5,484	Xerox Holdings Corporation	86,044
		1,034,432
	TECHNOLOGY SERVICES - 1.7%
41	comScore, Inc.(a)	25
12,355	Conduent, Inc.(a)	42,995
25	CSG Systems International, Inc. (b)	1,278
5,240	Dun & Bradstreet Holdings, Inc.	52,348
4,174	DXC Technology Company(a),(b)	86,944
11	ICF International, Inc.	1,329
578	Insight Enterprises, Inc.(a)	84,099

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.0% (Continued)
	TECHNOLOGY SERVICES - 1.7% (Continued)
39	John Wiley & Sons, Inc., Class A	$ 1,450
685	MAXIMUS, Inc.	51,156
108	NetSol Technologies, Inc.(a)	196
5	RCM Technologies, Inc.(a)	98
2,830	Repay Holdings Corporation(a)	21,480
891	StarTek, Inc.(a)	2,896
		346,294
	TELECOMMUNICATIONS - 1.1%
555	ATN International, Inc.	17,516
8,631	Consolidated Communications Holdings, Inc.(a)	29,518
4,241	EchoStar Corporation, Class A(a)	71,037
278	KVH Industries, Inc.(a)	1,418
1,197	Shenandoah Telecommunications Company	24,670
695	Spok Holdings, Inc.	9,917
4,257	Telephone and Data Systems, Inc.	77,946
		232,022
	TOBACCO & CANNABIS - 0.1%
388	Universal Corporation	18,317

	TRANSPORTATION & LOGISTICS - 3.5%
1,489	Air Transport Services Group, Inc.(a)	31,075
3,025	Alaska Air Group, Inc.(a)	112,167
485	ArcBest Corporation	49,300
717	Covenant Logistics Group, Inc.	31,441
1,676	Heartland Express, Inc.	24,620
609	Hub Group, Inc., Class A(a)	47,831
5,379	JetBlue Airways Corporation(a)	24,743
871	Kirby Corporation(a)	72,119
595	Marten Transport Ltd.	11,728
858	Matson, Inc.	76,122
3,894	Overseas Shipholding Group, Inc., Class A(a)	17,095
96	Patriot Transportation Holding, Inc.(a)	815
845	Radiant Logistics, Inc.(a)	4,774
715	Ryder System, Inc.	76,469

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.0% (Continued)
	TRANSPORTATION & LOGISTICS - 3.5% (Continued)
1,676	Schneider National, Inc., Class B	$ 46,408
1,152	SkyWest, Inc.(a)	48,315
1,084	Spirit Airlines, Inc.	17,886
376	Universal Logistics Holdings, Inc.	9,468
629	Werner Enterprises, Inc.	24,500
		726,876
	TRANSPORTATION EQUIPMENT - 0.4%
1,453	Commercial Vehicle Group, Inc.(a)	11,276
755	Greenbrier Companies, Inc. (The)	30,200
1,551	REV Group, Inc.	24,816
472	Trinity Industries, Inc.	11,493
59	Wabash National Corporation(b)	1,246
		79,031
	WHOLESALE - CONSUMER STAPLES - 0.4%
982	Andersons, Inc. (The)	50,583
2,905	United Natural Foods, Inc.(a)	41,077
		91,660
	WHOLESALE - DISCRETIONARY - 0.9%
100	Acme United Corporation	2,989
7	Climb Global Solutions, Inc.	301
432	Educational Development Corporation(a)	458
464	ePlus, Inc.(a)	29,473
1,457	G-III Apparel Group Ltd.(a)	36,308
2,025	OPENLANE, Inc.(a)	30,213
452	PC Connection, Inc.	24,128
808	ScanSource, Inc.(a)	24,491
208	Veritiv Corporation(b)	35,131
		183,492

	TOTAL COMMON STOCKS (Cost $18,984,420)	20,481,176

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023 (Unaudited)

Shares		Value
	PARTNERSHIP SHARES — 0.2%
	METALS & MINING - 0.0%(c)
300	Alliance Resource Partners, L.P.	$ 6,759

	OIL & GAS PRODUCERS - 0.2%
832	Global Partners, L.P.	29,386
3	Plains All American Pipeline, L.P.	46
		29,432
	SPECIALTY FINANCE - 0.0%(c)
23	Greystone Housing Impact Investors, L.P.	355

	TOTAL PARTNERSHIP SHARES (Cost $20,424)	36,546

	RIGHTS — 0.0%(c)
	FORESTRY, PAPER & WOOD PRODUCTS - 0.0%(c)
3,718	Resolute Forest Products, Inc. – CVR(d)	5,280

	RENEWABLE ENERGY - 0.0%(c)
2	Pineapple Energy, Inc.(d)	6

	TOTAL RIGHTS (Cost $5,279)	5,286

	SHORT-TERM INVESTMENTS - 10.4%
	COLLATERAL FOR SECURITIES LOANED – 9.7%
2,002,144	Mount Vernon Liquid Assets Portfolio, LLC, 5.50% (Cost $2,002,144)(e)	2,002,144

	MONEY MARKET FUND – 0.7%
151,555	First American Treasury Obligations Fund, Class X, 5.27% (Cost $151,555)(e)	151,555

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,153,699)	2,153,699

	TOTAL INVESTMENTS - 109.7% (Cost $21,178,326)	$ 22,692,959
	LIABILITIES IN EXCESS OF OTHER ASSETS - (9.7)%	(2,005,718)
	NET ASSETS - 100.0%	$ 20,687,241

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023 (Unaudited)

(a)	Non-income producing security.
(b)	All or portion of this security is on loan. The total fair value of securities on loan as of September 30, 2023 was $1,951,959.
(c)	Amount represents less than 0.05%
(d)	Fair value was determined using significant unobservable inputs.
(e)	Rate disclosed is the seven day effective yield as of September 30, 2023